AFD EXCHANGE RESERVES
SEMI-ANNUAL REPORT
MARCH 31, 1997
(UNAUDITED)





LETTER TO SHAREHOLDERS                                    AFD EXCHANGE RESERVES
_______________________________________________________________________________

May 6, 1997

Dear Shareholder:

We are pleased to provide an overview of market and Fund activity during AFD Exchange Reserves' semi-annual reporting period ended March 31, 1997. AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.*

The Fund's net assets at the end of March totaled approximately $163.4 million. The Fund remains invested in high quality money market securities, which include marketable obligations issued or guaranteed by the U.S. government and its agencies. As of March 31, the average weighted maturity of the portfolio was 18 days.

ECONOMIC COMMENTARY
During the reporting period, the Federal Reserve raised short-term interest rates 25 basis points, bringing the federal funds rate to 5.50% from 5.25%. The U.S. economy grew at a vigorous but unsustainable 5.6% rate during the first quarter of 1997. We look for a deceleration toward a 2.0% pace later this year. Although inflation remains subdued at present, there is some risk of higher inflation in 1998. Given the present strong growth environment, we expect the Fed to raise official rates by an additional 25-50 basis points over the next six months.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


John D. Carifa
Chairman and President


* Investments in the Fund are neither insured nor guaranteed by the U.S. government and there is no assurance that the fund will be able to maintain a stable net asset value of $1.00.


AN INVESTMENT IN THE FUND IS NOT (I) INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, (II) A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY ANY BANK, OR (III) FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


1



PORTFOLIO OF INVESTMENTS
MARCH 31, 1997 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)      SECURITY                             YIELD                VALUE
-------------------------------------------------------------------------------
           FEDERAL AGENCY
           OBLIGATIONS-99.1%
           FEDERAL NATIONAL
           MORTGAGE ASSN.-52.7%

$  4,000   4/02/97                              5.15%            $   3,999,428
   8,380   4/17/97                              5.21                 8,360,596
   2,300   4/07/97                              5.22                 2,297,999
   5,000   4/09/97                              5.22                 4,994,200
   5,000   4/10/97                              5.22                 4,993,475
   5,000   4/11/97                              5.22                 4,992,750
   5,000   4/21/97                              5.22                 4,985,500
   5,000   4/21/97                              5.23                 4,985,472
   1,890   4/21/97                              5.24                 1,884,498
   1,565   4/22/97                              5.24                 1,560,216
   5,500   4/08/97                              5.25                 5,494,385
   4,850   4/15/97                              5.25                 4,840,098
   3,000   4/16/97                              5.28                 2,993,400
   3,910   5/14/97                              5.35                 3,885,014
   1,715   5/09/97                              5.44                 1,705,152
   6,805   5/23/97                              5.44                 6,751,528
   7,440   4/15/97                              5.48                 7,424,145
  10,000   4/04/97 FRN                          5.50                 9,999,962
                                                                   ------------
                                                                    86,147,818
                                                                   ------------

           FEDERAL HOME LOAN
           MORTGAGE CORP.-25.9%
   2,400   4/07/97                              5.17             $   2,397,932
   5,000   4/18/97                              5.20                 4,987,722
   5,000   4/15/97                              5.23                 4,989,831
   2,600   4/22/97                              5.25                 2,592,038
$  5,000   4/18/97                              5.30%                4,987,486
   2,034   4/25/97                              5.30                 2,026,813
   5,000   4/18/97                              5.35                 4,987,368
   6,000   5/02/97                              5.40                 5,972,100
   4,000   5/12/97                              5.40                 3,975,400
   2,500   5/12/97                              5.44                 2,484,511
   3,000   6/03/97                              5.47                 2,971,282
                                                                   ------------
                                                                    42,372,483
                                                                   ------------

           FEDERAL HOME LOAN
           BANK-20.5%
   7,000   4/14/97                              5.17                 6,986,931
   2,300   4/21/97                              5.24                 2,293,304
   1,145   5/09/97                              5.26                 1,138,643
   7,000   4/17/97                              5.35                 6,983,356
  16,000   4/01/97                              6.00                16,000,000
                                                                   ------------
                                                                    33,402,234
                                                                   ------------

           TOTAL INVESTMENTS-99.1%
           (amortized cost $161,922,535)                           161,922,535
           Other assets less liabilities-0.9%                        1,434,757
                                                                  ------------

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           42,480,041 Class A shares;
           80,623,200 Class B shares
           and 40,256,028 Class C
           shares outstanding)                                   $ 163,357,292



See notes to financial statements.

Glossary:
FRN - Floating rate note.


2



STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $161,922,535)       $  161,922,535
  Receivable for capital stock sold                                 16,969,656
  Interest receivable                                                  257,703
  Other assets                                                          62,416
  Total assets                                                     179,212,310

LIABILITIES
  Due to custodian                                                  14,245,842
  Payable for capital stock redeemed                                 1,425,859
  Advisory fee payable                                                  29,798
  Distribution fee payable                                              17,897
  Accrued expenses                                                     135,622
  Total liabilities                                                 15,855,018

NET ASSETS                                                      $  163,357,292

COMPOSITION OF NET ASSETS
  Capital shares                                                $  163,359,269
  Accumulated net realized loss                                         (1,977)
                                                                $  163,357,292
CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($42,479,345 /
    42,480,041 shares of capital stock issued and outstanding)           $1.00

  CLASS B SHARES
  Net asset value and offering price per share ($80,622,199 /
    80,623,200 shares of capital stock issued and outstanding)           $1.00

  CLASS C SHARES
  Net asset value and offering price per share ($40,255,748 /
    40,256,028 shares of capital stock issued and outstanding)           $1.00


See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)               AFD EXCHANGE RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $3,400,934

EXPENSES
  Advisory fee                                   $   158,800
  Distribution fee - Class A                          97,035
  Distribution fee - Class B                         357,816
  Distribution fee - Class C                          62,483
  Transfer agency                                     90,545
  Registration fees                                   71,472
  Audit and legal                                     49,856
  Administrative                                      46,349
  Custodian                                           45,508
  Printing                                            19,116
  Amortization of organization expenses               15,661
  Trustees' fees                                      11,070
  Miscellaneous                                        4,338
  Total expenses                                                     1,030,049
  Net investment income                                              2,370,885

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                             209

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,371,094


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS                        AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED     YEAR ENDED
                                               MARCH 31, 1997     SEPTEMBER 30,
                                                 (UNAUDITED)          1996
                                              ----------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $   2,370,885     $   4,590,571
  Net realized gain on investment transactions           209               105
  Net increase in net assets from operations       2,371,094         4,590,676

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                         (782,265)       (1,654,846)
    Class B                                       (1,271,453)       (2,424,825)
    Class C                                         (317,145)         (510,900)
    Advisor Class                                        (22)               -0-

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                    42,937,644         3,761,761
  Total increase                                  42,937,853         3,761,866

NET ASSETS
  Beginning of year                              120,419,439       116,657,573
  End of period                                $ 163,357,292     $ 120,419,439


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997 (UNAUDITED)                                AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without any initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year will be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without any initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Effective October 2, 1996, Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without any initial or contingent CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to (i) investors participating in fee-based programs meeting certain standards established by Alliance Fund Distributors, Inc., the Fund's principal underwriter, (ii) participants in self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that meet certain minimum standards and (iii) investment advisory clients of, and certain other persons associated with, Alliance Capital Management L.P. and its affiliates or the Fund.


The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $198,644 have been deferred and are being amortized on a straight-line basis through March, 1999.

3. TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.


6



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

4. DIVIDENDS
The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund pays its Adviser, Alliance Capital Management L.P. an advisory fee at the annual rate of .25 of 1% on the first $1.25 billion of average daily net assets; .24 of 1% on the next $.25 billion; .23 of 1% on the next $.25 billion;
 .22 of 1% on the next $.25 billion; .21 of 1% on the next $1 billion; and .20 of 1% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 1997, the Fund incurred costs of $46,349.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $69,575 for the six months ended March 31, 1997.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50 of 1% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75 of 1% of the average daily net assets attributable to Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
At March 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 1996, the Portfolio had a capital loss carryforward of $2,186, of which $930 expires in 2002 and $1,256 expires in 2003.


7



NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At March 31, 1997, capital paid-in aggregated $42,480,041for Class A, $80,623,200 for Class B, $40,256,028 for Class C and none for Advisor Class. Transactions, all at $1.00 per share, were as follows:

                                                            CLASS A
                                            -----------------------------------
                                            SIX MONTHS ENDED      YEAR ENDED
                                             MARCH 31, 1997      SEPTEMBER 30,
                                              (UNAUDITED)            1996
                                            -----------------   ---------------
Shares sold                                     213,655,588       382,975,223
Shares issued on reinvestments of dividends         782,265         1,654,846
Shares converted from Class B                     1,136,043         1,090,820
Shares redeemed                                (215,289,259)     (384,645,564)
Net increase                                        284,637         1,075,325


                                                            CLASS B
                                            -----------------------------------
                                            SIX MONTHS ENDED      YEAR ENDED
                                             MARCH 31, 1997      SEPTEMBER 30,
                                              (UNAUDITED)            1996
                                            -----------------   ---------------
Shares sold                                     122,380,926       166,636,823
Shares issued on reinvestments of dividends       1,271,453         2,424,825
Shares converted to Class A                      (1,136,043)       (1,090,820)
Shares redeemed                                (106,902,814)     (168,231,937)
Net increase (decrease)                          15,613,522          (261,109)


                                                            CLASS C
                                            -----------------------------------
                                            SIX MONTHS ENDED      YEAR ENDED
                                             MARCH 31, 1997      SEPTEMBER 30,
                                              (UNAUDITED)            1996
                                            -----------------   ---------------
Shares sold                                      90,749,596        90,072,507
Shares issued on reinvestments of dividends         317,145           510,900
Shares redeemed                                 (64,027,256)      (87,635,862)
Net increase                                     27,039,485         2,947,545


                                                        ADVISOR CLASS
                                            -----------------------------------
                                            SIX MONTHS ENDED      YEAR ENDED
                                             MARCH 31, 1997      SEPTEMBER 30,
                                              (UNAUDITED)            1996
                                            -----------------   ---------------
Shares sold                                          13,426                -0-
Shares issued on reinvestments of dividends              22                -0-
Shares redeemed                                     (13,448)               -0-
Net increase                                             -0-               -0-


8



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period.

                                                                 CLASS A
                                       --------------------------------------------------------------
                                        SIX MONTHS                                      MARCH 25,
                                           ENDED         YEAR ENDED SEPTEMBER 30         1994(A)
                                       MARCH 31, 1997   --------------------------     TO SEPT. 30,
                                        (UNAUDITED)          1996          1995              1994
                                        ------------    -----------   ------------    ---------------
Net asset value, beginning of period       $1.00           $1.00          $1.00             $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                      .0202           .0416          .0453             .0126

LESS: DIVIDENDS
Dividends from net investment income      (.0202)         (.0416)        (.0453)           (.0126)
Net asset value, end of period             $1.00           $1.00          $1.00             $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                       4.09%(c)        4.24%          4.64%             2.45%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $42             $41            $41               $18
Ratio of average net assets to:
  Expenses, net of waivers                  1.30%(c)        1.29%          1.21%            1.82%(c)
  Expenses, before waivers                  1.30%(c)        1.29%          1.29%            1.82%(c)
  Net investment income                     4.03%(c)        4.15%          4.63%(d)         2.62%(c)


See footnote summary on page 11.

9


NOTES TO FINANCIAL STATEMENTS (CONTINUED)                 AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                                                 CLASS B
                                       --------------------------------------------------------------
                                       SIX MONTHS                                        MARCH 25,
                                           ENDED          YEAR ENDED SEPTEMBER 30         1994(A)
                                       MARCH 31,1997     --------------------------     TO SEPT. 30,
                                        (UNAUDITED)         1996          1995              1994
                                       -------------     -----------   ------------    --------------

Net asset value, beginning of period       $1.00           $1.00          $1.00            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                      .0177           .0366          .0404            .0101

LESS: DIVIDENDS
Dividends from net investment income      (.0177)         (.0366)        (.0404)          (.0101)
Net asset value, end of period             $1.00           $1.00          $1.00            $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                       3.58%(c)        3.72%          4.12%            1.95%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $81             $65            $65              $31
Ratio of average net assets to:
  Expenses, net of waivers                  1.81%(c)        1.79%          1.70%            2.35%(c)
  Expenses, before waivers                  1.81%(c)        1.79%          1.78%            2.35%(c)
  Net investment income                     3.55%(c)        3.67%          4.17%(d)         1.91%(c)


                                                                 CLASS C
                                     --------------------------------------------------------------
                                       SIX MONTHS                                        MARCH 25,
                                          ENDED          YEAR ENDED SEPTEMBER 30          1994(A)
                                      MARCH 31, 1997   ---------------------------     TO SEPT. 30,
                                       (UNAUDITED)          1996          1995              1994
                                       -------------   -----------   -------------    -------------

Net asset value, beginning of period       $1.00           $1.00          $1.00            $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                      .0189           .0390          .0430            .0112

LESS: DIVIDENDS
Dividends from net investment income      (.0189)         (.0390)        (.0430)          (.0112)
Net asset value, end of period             $1.00           $1.00          $1.00            $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                       3.83%(c)        3.98%          4.39%            2.18%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $40             $13            $10               $5
Ratio of average net assets to:
  Expenses, net of waivers                  1.55%(c)        1.55%          1.45%            2.08%(c)
  Expenses, before waivers                  1.55%(c)        1.55%          1.52%            2.08%(c)
  Net investment income                     3.81%(c)        3.89%          4.41%(d)         2.14%(c)


See footnote summary on page 11.


10



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

                                                              ADVISOR CLASS
                                                           -------------------
                                                           OCTOBER 2, 1996 (A)
                                                                   TO
                                                             MARCH 31, 1997
                                                               (UNAUDITED)
                                                           -------------------
Net asset value, beginning of period                            $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             .0028

LESS: DIVIDENDS
Dividends from net investment income                             (.0028)
Net asset value, end of period                                  $  1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                                              4.58%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $    -0-
Ratio of expenses to average net assets                            0.84%(c)
Net investment income                                              4.53%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charge is not reflected in the calculation of total investment return.

(c)  Annualized.

(d)  Net of expenses waived by the Adviser.


11



                                                          AFD EXCHANGE RESERVES
_______________________________________________________________________________

AFD EXCHANGE RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
John H. Dobkin (1)
WILLIAM H. FOULK, JR. (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


(1)  Member of the audit committee.

     DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS, WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R    THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE
CAPITAL MANAGEMENT L.P.


12



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


13